Groups of assets and liabilities held for sale (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total	$ 5,693	$ 5,045
Total net financial assets held for sale	2,352	3,032
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Total	3,390	3,045
Employee Benefits [Member]
Disclosure of financial assets [line items]
Total	202	233
Deferred Income Tax Liability [Member]
Disclosure of financial assets [line items]
Total	36	25
Borrowings [Member]
Disclosure of financial assets [line items]
Total	$ 2,065	$ 1,742